Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [Abstract]
Cash and cash equivalents
	Year ended December 31,
	2025	2024
	$’000	$’000
Cash at bank and in hand	30,972	28,577
Cash equivalents	215,279	72,214
	246,251	100,791